SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Shareholders’ equity, opening balance	$ 399.1	$ 243.6	$ 146.1
Issuance of subordinate voting shares in business combination		1.5
IFRS 16 initial application	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(38.7)
Exercise of stock options	2.4	3.1	1.2
Net income	151.7	143.6	96.1
Share-based compensation	7.8	6.6	2.0
Shareholders’ equity, closing balance	520.2	399.1	243.6
Share capital
Shareholders’ equity, opening balance	112.6	106.1	103.3
Issuance of subordinate voting shares in business combination		1.5
Normal course issuer bid purchase of subordinate voting shares	(1.6)
Exercise of stock options	3.7	5.0	2.8
Shareholders’ equity, closing balance	114.7	112.6	106.1
Contributed Surplus
Shareholders’ equity, opening balance	9.2	4.5	4.1
Exercise of stock options	(1.3)	(1.9)	(1.6)
Share-based compensation	7.8	6.6	2.0
Shareholders’ equity, closing balance	15.7	9.2	4.5
Retained earnings
Shareholders’ equity, opening balance	279.7	136.1	40.0
IFRS 16 initial application	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(37.1)
Net income	151.7	143.6	96.1
Shareholders’ equity, closing balance	389.4	279.7	136.1
Parent company
Shareholders’ equity, opening balance	399.1	243.6	146.1
Issuance of subordinate voting shares in business combination		1.5
IFRS 16 initial application	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(38.7)
Exercise of stock options	2.4	3.1	1.2
Net income	154.5	144.3	94.3
Share-based compensation	7.8	6.6	2.0
Shareholders’ equity, closing balance	520.2	399.1	243.6
Parent company | Share capital
Shareholders’ equity, opening balance	112.6	106.1	103.3
Issuance of subordinate voting shares in business combination		1.5
Normal course issuer bid purchase of subordinate voting shares	(1.6)
Exercise of stock options	3.7	5.0	2.8
Shareholders’ equity, closing balance	114.7	112.6	106.1
Parent company | Contributed Surplus
Shareholders’ equity, opening balance	9.2	4.5	4.1
Exercise of stock options	(1.3)	(1.9)	(1.6)
Share-based compensation	7.8	6.6	2.0
Shareholders’ equity, closing balance	15.7	9.2	4.5
Parent company | Retained earnings
Shareholders’ equity, opening balance	277.3	133.0	38.7
IFRS 16 initial application	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(37.1)
Net income	154.5	144.3	94.3
Shareholders’ equity, closing balance	$ 389.8	$ 277.3	$ 133.0